Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders	6 Months Ended
Sep. 30, 2019
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Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders
12	NON-CONTROLLING INTERESTS AND EQUITY ATTRIBUTABLE TO OTHER EQUITY INSTRUMENTS HOLDERS
Non-controlling interests
Non-controlling interests at September 30, 2019 and March 31, 2019 consisted of the following:

	At September 30, 2019	At March 31, 2019
	(In millions)
Preferred securities issued by subsidiaries	¥263,500	¥436,500
Others	63,548	57,623

Total non-controlling interests	¥327,048	¥494,123

Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer (1)	At September 30, 2019	At March 31, 2019
		(In millions)
SMFG Preferred Capital JPY 2 Limited
Series B (non-cumulative perpetual preferred securities)	July 2019	—	140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	—	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	99,000	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	164,500	164,500

Preferred securities issued by subsidiaries		¥263,500	¥436,500

(1)
Subject to the prior approval of the Financial Services Agency of Japan (“FSA”), preferred securities are redeemable at any dividend payment date on and after a specific month in principle and the month shown in this column is such a specific month of each preferred security.

Equity attributable to other equity instruments holders
Equity attributable to other equity instruments holders at September 30, 2019 and March 31, 2019 consisted of the following:

	At September 30, 2019	At March 31, 2019
	(In millions)
Perpetual subordinated bonds	¥684,679	¥598,703

Total equity attributable to other equity instruments holders	¥684,679	¥598,703

SMFG issued perpetual subordinated bonds, which are Basel III-compliant Additional Tier 1 capital instruments and are classified as equity under IFRS.
The bonds bear a fixed rate of interest until the first call date. After the first call date, they will bear floating rate of interest unless they are redeemed. SMFG may at any time and in its sole discretion, elect to cancel any interest payment. If cancelled, interest payments are non-cumulative and will not increase to compensate for any short-fall in interest payments in any previous year.
These bonds are undated, have no final maturity date and may be redeemed at SMFG’s option, in whole, but not in part, on the first call date or any interest payment dates thereafter subject to prior confirmation of the FSA.
The principal amount of the bonds may be written down upon the occurrence of certain trigger events. For example, if the Common Equity Tier 1 capital ratio falls below 5.125% (“Capital Ratio Event”), the principal amount required to fully restore the Common Equity Tier 1 capital ratio above 5.125% will be written down.
The principal amount of the bonds which has been written down due to a Capital Ratio Event may be reinstated at SMFG’s option, subject to prior confirmation of the FSA that the Common Equity Tier 1 capital ratio remains at a sufficiently high level after giving effect to such reinstatement.